UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/07

Date of reporting period:	9/30/07

Item 1.                                   Schedule of Investments.

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia High Yield Fund, Variable Series

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 87.3%
BASIC MATERIALS — 6.8%
Chemicals — 2.3%
CPG International I, Inc.
	10.500% 07/01/13	210,000	210,000
EquiStar Chemicals LP
	7.550% 02/15/26	250,000	222,500
	10.125% 09/01/08	449,000	463,592
	10.625% 05/01/11	869,000	908,105
MacDermid, Inc.
	9.500% 04/15/17(a)	720,000	694,800
Millennium America, Inc.
	7.625% 11/15/26	205,000	177,325
Mosaic Co.
	7.375% 12/01/14(a)	645,000	677,250
	7.625% 12/01/16(a)	775,000	826,344
NOVA Chemicals Corp.
	8.484% 11/15/13(b)	390,000	382,200
Phibro Animal Health Corp.
	10.000% 08/01/13(a)	910,000	923,650
Tronox Worldwide LLC/Tronox Finance Corp.
	9.500% 12/01/12	670,000	668,325
Chemicals Total			6,154,091
Forest Products & Paper — 3.4%
Abitibi-Consolidated, Inc.
	8.850% 08/01/30	160,000	110,400
Bowater Canada Finance
	7.950% 11/15/11	95,000	78,138
Bowater, Inc.
	9.375% 12/15/21	1,830,000	1,377,075
	9.500% 10/15/12	10,000	8,325
Georgia-Pacific Corp.
	7.000% 01/15/15(a)	1,735,000	1,691,625
	7.250% 06/01/28	130,000	118,950
	7.375% 12/01/25	155,000	144,150
	7.750% 11/15/29	280,000	266,000
	8.000% 01/15/24	2,106,000	2,053,350
	8.875% 05/15/31	335,000	335,837
Glatfelter
	7.125% 05/01/16	320,000	318,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Forest Products & Paper — (continued)
Norske Skog
	8.625% 06/15/11	640,000	499,200
Smurfit Capital Funding PLC
	7.500% 11/20/25	1,873,000	1,798,080
Forest Products & Paper Total			8,799,530
Iron/Steel — 0.4%
Allegheny Ludlum Corp.
	6.950% 12/15/25	300,000	288,000
Allegheny Technologies, Inc.
	8.375% 12/15/11	690,000	727,950
UCAR Finance, Inc.
	10.250% 02/15/12	113,000	117,803
Iron/Steel Total			1,133,753
Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.
	8.250% 04/01/15	465,000	502,200
	8.375% 04/01/17	1,125,000	1,229,062
Metals & Mining Total			1,731,262
BASIC MATERIALS TOTAL			17,818,636
COMMUNICATIONS — 15.1%
Media — 7.8%
CanWest Media, Inc.
	8.000% 09/15/12	926,648	908,115
CanWest MediaWorks LP
	9.250% 08/01/15(a)	1,050,000	1,060,500
Cenveo Bridge Loan
	10.008% 08/31/15	805,000	805,000
Houghton Mifflin Co.
	7.200% 03/15/11	325,000	321,750
ION Media Networks, Inc.
	8.610% 01/15/12(a)(b)	505,000	502,475
	11.610% 01/15/13(a)(b)	2,320,000	2,366,400
Lamar Media Corp.
	7.250% 01/01/13	3,325,000	3,341,625
LBI Media, Inc.
	8.500% 08/01/17(a)	755,000	751,225
Medianews Group, Inc.
	6.875% 10/01/13	110,000	83,600
Morris Publishing Group LLC
	7.000% 08/01/13	1,480,000	1,158,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Nielsen Finance LLC
	7.360% 08/04/13(b)(c)	1,851,013	1,796,350
Quebecor Media, Inc.
	7.750% 03/15/16	2,160,000	2,060,100
R.H. Donnelley Corp.
	8.875% 10/15/17(a)(d)	520,000	527,800
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(a)	585,000	623,025
R.H. Donnelley, Inc.
	10.875% 12/15/12	1,345,000	1,432,425
Shaw Communications, Inc.
	7.500% 11/20/13	365,000	389,730
Sun Media Corp.
	7.625% 02/15/13	275,000	270,188
Videotron Ltee
	6.375% 12/15/15	1,475,000	1,386,500
	6.875% 01/15/14	325,000	319,312
Ziff Davis Media, Inc.
	11.356% 05/01/12(b)	280,000	261,100
Media Total			20,365,320
Telecommunication Services — 7.3%
Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125% 06/15/13	770,000	816,200
Colo.Com, Inc.
	13.875% 03/15/10(a)(e)(f)(g)	103,096	—
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	80,000	84,900
	8.375% 11/01/11	1,615,000	1,713,919
	9.875% 11/01/12	135,000	145,800
GCI, Inc.
	7.250% 02/15/14	945,000	874,125
Inmarsat Finance II PLC
	(h) 11/15/12
	(10.375% 11/15/08)	460,000	440,450
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13	650,000	659,750
Loral Cyberstar, Inc.
	10.000% 07/15/06(e)(f)	81,000	—
Lucent Technologies, Inc.
	5.500% 11/15/08	180,000	176,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
	6.450% 03/15/29	4,830,000	4,008,900
	6.500% 01/15/28	80,000	66,400
Millicom International Cellular SA
	10.000% 12/01/13	655,000	695,938
Nortel Networks Ltd.
	10.750% 07/15/16(a)	1,105,000	1,154,725
PanAmSat Corp.
	9.000% 08/15/14	385,000	396,550
	9.000% 06/15/16	730,000	751,900
Qwest Communications International, Inc.
	7.250% 02/15/11	1,395,000	1,410,694
Qwest Corp.
	6.950% 06/30/10(b)(c)	350,000	352,625
	7.200% 11/10/26	2,885,000	2,776,812
	7.250% 09/15/25	220,000	216,150
	8.875% 03/15/12	2,305,000	2,515,331
Telecommunication Services Total			19,257,569
COMMUNICATIONS TOTAL			39,622,889
CONSUMER CYCLICAL — 12.7%
Airlines — 0.6%
DAE Aviation Holdings, Inc.
	11.250% 08/01/15(a)	940,000	982,300
Delta Air Lines, Inc.
	(i) 12/27/07	215,000	11,825
	2.875% 02/06/24	470,000	23,500
	2.875% 02/18/49	275,000	13,750
	8.000% 06/03/23	280,000	14,000
	8.300% 12/15/29	40,000	2,300
	9.250% 03/15/49	280,000	15,400
	9.750% 05/15/49	1,535,000	88,263
	10.000% 08/15/08	285,000	15,675
	10.125% 05/15/49	1,705,000	93,775
	10.375% 12/15/22	275,000	15,125
	10.375% 02/01/49	470,000	25,850
Northwest Airlines, Inc.
	7.625% 11/15/23	500,000	47,500
	7.875% 03/15/08	944,300	94,430
	8.700% 03/15/49	35,000	3,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Airlines — (continued)
	8.875% 06/01/49	405,100	39,497
	10.000% 02/01/09	2,035,600	198,471
Airlines Total			1,685,161
Apparel — 0.7%
Quiksilver, Inc.
	6.875% 04/15/15	650,000	622,375
Unifi, Inc.
	11.500% 05/15/14	1,300,000	1,183,000
Apparel Total			1,805,375
Auto Parts & Equipment — 1.6%
Collins & Aikman Products Co.
	12.875% 08/15/12(a)(g)	620,000	620
Goodyear Tire & Rubber Co.
	6.375% 03/15/08	130,000	128,700
	8.625% 12/01/11(a)	462,000	482,790
	11.250% 03/01/11	905,000	969,481
Lear Corp.
	8.500% 12/01/13	540,000	517,050
	8.750% 12/01/16	515,000	484,100
Tenneco Automotive, Inc.
	8.625% 11/15/14	1,505,000	1,516,288
	10.250% 07/15/13	120,000	128,700
Auto Parts & Equipment Total			4,227,729
Distribution/Wholesale — 0.5%
Varietal Distribution Merger Sub, Inc.
	PIK,
	10.250% 07/15/15(a)	1,380,000	1,331,700
Distribution/Wholesale Total			1,331,700
Entertainment — 1.0%
Penn National Gaming, Inc.
	6.750% 03/01/15	985,000	1,004,700
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15(a)	775,000	782,750
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	895,000	850,250
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(e)	49,846	44,862
Entertainment Total			2,682,562

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Leisure Time — 0.6%
Town Sports International, Inc.
	(h) 02/01/14
	(11.000% 02/01/09)	1,154,000	1,076,105
	7.375% 02/27/14(b)(c)	603,488	571,804
Leisure Time Total			1,647,909
Lodging — 4.4%
Boyd Gaming Corp.
	6.750% 04/15/14	560,000	548,800
	7.750% 12/15/12	1,600,000	1,644,000
Caesars Entertainment, Inc.
	7.000% 04/15/13	365,000	380,512
	8.875% 09/15/08	430,000	439,137
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	665,000	671,650
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	525,000	540,750
Gaylord Entertainment Co.
	6.750% 11/15/14	625,000	600,000
	8.000% 11/15/13	960,000	973,200
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,435,000	1,427,825
MGM Mirage
	8.500% 09/15/10	1,005,000	1,050,225
Mohegan Tribal Gaming Authority
	6.375% 07/15/09	665,000	661,675
	7.125% 08/15/14	585,000	586,462
MTR Gaming Group, Inc.
	9.000% 06/01/12	680,000	673,200
	9.750% 04/01/10	105,000	107,888
Penn National Gaming, Inc.
	6.875% 12/01/11	305,000	308,813
San Pasqual Casino
	8.000% 09/15/13(a)	40,000	40,400
Seminole Hard Rock Entertainment, Inc.
	8.194% 03/15/14(a)(b)	760,000	741,950
Lodging Total			11,396,487
Retail — 2.6%
Dollar General Corp.
	10.625% 07/15/15(a)	10,000	9,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Harry & David Holdings, Inc.
	9.000% 03/01/13	270,000	257,850
Rite Aid Corp.
	7.500% 01/15/15	1,105,000	1,044,225
	7.500% 03/01/17	900,000	847,125
	8.125% 05/01/10	575,000	576,437
	8.625% 03/01/15	1,870,000	1,692,350
	9.375% 12/15/15(a)	285,000	265,050
	9.500% 06/15/17(a)	475,000	444,125
Sbarro, Inc.
	10.375% 02/01/15	725,000	659,750
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	361,000	376,343
Toys R Us, Inc.
	7.625% 08/01/11	590,000	539,850
Retail Total			6,712,505
Textiles — 0.7%
INVISTA
	9.250% 05/01/12(a)	1,840,000	1,932,000
Textiles Total			1,932,000
CONSUMER CYCLICAL TOTAL			33,421,428
CONSUMER NON-CYCLICAL — 11.0%
Agriculture — 0.6%
Reynolds American, Inc.
	7.625% 06/01/16	750,000	798,527
	7.750% 06/01/18	620,000	660,243
Agriculture Total			1,458,770
Beverages — 0.9%
Constellation Brands, Inc.
	7.250% 05/15/17(a)	785,000	785,000
	8.000% 02/15/08	575,000	575,000
	8.125% 01/15/12	1,000,000	1,017,500
Beverages Total			2,377,500
Commercial Services — 2.2%
Cardtronics, Inc.
	9.250% 08/15/13	160,000	153,200
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	650,000	624,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Knowledge Learning Corp., Inc.
	7.750% 02/01/15(a)	1,435,000	1,391,950
Language Line Holdings, Inc.
	11.125% 06/15/12	980,000	1,051,050
Phoenix Color Corp.
	13.000% 02/01/09	110,000	109,450
Protection One Alarm Monitoring
	8.125% 01/15/09	430,000	442,900
Quebecor World, Inc.
	9.750% 01/15/15(a)	1,470,000	1,407,525
Rural/Metro Corp.
	9.875% 03/15/15	720,000	684,000
Commercial Services Total			5,864,075
Food — 1.1%
Chiquita Brands International, Inc.
	7.500% 11/01/14	775,000	666,500
Pilgrim’s Pride Corp.
	7.625% 05/01/15	165,000	167,475
	8.375% 05/01/17	265,000	270,300
Smithfield Foods, Inc.
	7.750% 07/01/17	915,000	937,875
Stater Brothers Holdings
	7.750% 04/15/15(a)	895,000	886,050
Food Total			2,928,200
Healthcare Products — 1.7%
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	995,000	1,019,875
Invacare Corp.
	9.750% 02/15/15	610,000	610,000
PTS Acquisition Corp.
	PIK,
	9.500% 04/15/15(a)	1,260,000	1,190,700
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.750% 11/15/14	895,000	850,250
Universal Hospital Services, Inc.
	8.759% 06/01/15(a)(b)	380,000	378,100
	PIK,
	8.500% 06/01/15(a)	380,000	376,200
Healthcare Products Total			4,425,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 3.2%
BHM Technology
	10.860% 07/21/13(b)(c)	1,426,596	1,207,851
	11.070% 07/21/13(b)(c)	38,043	32,209
Centene Corp.
	7.250% 04/01/14	800,000	784,000
Community Health Systems, Inc.
	7.755% 07/05/14(d)	1,965,000	1,927,665
	8.875% 07/15/15(a)	1,345,000	1,381,988
HCA, Inc.
	6.300% 10/01/12	140,000	125,825
	9.250% 11/15/16(a)	1,140,000	1,211,250
Psychiatric Solutions, Inc.
	7.750% 07/15/15(a)	50,000	50,625
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	276,000	301,530
Talecris Biotherapeutics
	9.080% 12/06/13(b)(c)	471,438	468,295
	12.080% 12/06/14(b)(c)	955,000	953,806
Healthcare Services Total			8,445,044
Household Products/Wares — 0.4%
ACCO Brands Corp.
	7.625% 08/15/15	455,000	434,525
Jarden Corp.
	7.500% 05/01/17	640,000	619,200
Household Products/Wares Total			1,053,725
Pharmaceuticals — 0.9%
Angiotech Pharmaceuticals, Inc.
	7.750% 04/01/14	175,000	160,125
	9.371% 12/01/13(b)	1,070,000	1,096,750
NBTY, Inc.
	7.125% 10/01/15	595,000	595,000
Warner Chilcott Corp.
	7.360% 01/18/12(b)	80,706	78,486
	Series B,
	7.360% 01/18/12(b)(c)	270,903	263,454
	Series C,

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL— (continued)
Pharmaceuticals — (continued)
	7.360% 01/18/11(b)(c)	96,865	94,201
Pharmaceuticals Total			2,288,016
CONSUMER NON-CYCLICAL TOTAL			28,840,455
DIVERSIFIED — 0.1%
Holding Companies-Diversified — 0.1%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	170,000	175,327
Holding Companies-Diversified Total			175,327
DIVERSIFIED TOTAL			175,327
ENERGY — 9.1%
Coal — 0.5%
Peabody Energy Corp.
	7.375% 11/01/16	825,000	870,375
	7.875% 11/01/26	275,000	290,813
Coal Total			1,161,188
Energy-Alternate Sources — 0.3%
VeraSun Energy Corp.
	9.375% 06/01/17(a)	780,000	670,800
Energy-Alternate Sources Total			670,800
Oil & Gas — 6.3%
Chaparral Energy, Inc.
	8.500% 12/01/15	1,615,000	1,514,062
	8.875% 02/01/17(a)	1,375,000	1,289,062
Chesapeake Energy Corp.
	6.375% 06/15/15	1,565,000	1,535,656
	6.875% 11/15/20	230,000	225,113
Forest Oil Corp.
	7.250% 06/15/19(a)	1,160,000	1,160,000
	8.000% 12/15/11	175,000	181,563
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15(a)	745,000	728,238
	9.000% 06/01/16(a)	365,000	372,300
Mariner Energy, Inc.
	7.500% 04/15/13	1,195,000	1,159,150
	8.000% 05/15/17	165,000	161,288
Newfield Exploration Co.
	6.625% 04/15/16	2,475,000	2,419,312

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Parker Drilling Co.
	9.625% 10/01/13	325,000	347,750
Petroquest Energy, Inc.
	10.375% 05/15/12	865,000	880,137
Pogo Producing Co.
	6.625% 03/15/15	595,000	596,488
	6.875% 10/01/17	1,195,000	1,200,975
Pride International, Inc.
	7.375% 07/15/14	1,555,000	1,593,875
Stone Energy Corp.
	6.750% 12/15/14	235,000	217,375
Whiting Petroleum Corp.
	7.000% 02/01/14	1,060,000	1,017,600
Oil & Gas Total			16,599,944
Oil & Gas Services — 1.2%
Allis-Chalmers Energy, Inc.
	8.500% 03/01/17	960,000	928,800
	9.000% 01/15/14	1,120,000	1,128,400
Complete Production Services, Inc.
	8.000% 12/15/16	1,195,000	1,181,556
Oil & Gas Services Total			3,238,756
Pipelines — 0.8%
El Paso Natural Gas Co.
	7.625% 08/01/10	295,000	304,413
MarkWest Energy Partners LP
	6.875% 11/01/14	1,155,000	1,068,375
	8.500% 07/15/16	640,000	630,400
Northwest Pipeline Corp.
	7.125% 12/01/25	150,000	150,188
Pipelines Total			2,153,376
ENERGY TOTAL			23,824,064
FINANCIALS — 12.7%
Diversified Financial Services — 8.6%
American Real Estate Partners LP/American Real Estate Finance Corp.
	7.125% 02/15/13	1,830,000	1,743,075
AmeriCredit Corp.
	8.500% 07/01/15(a)	900,000	796,500
AMR Real Estate Partners, LP
	8.125% 06/01/12	770,000	763,263
Cedar Brakes LLC
	8.500% 02/15/14(a)	104,535	112,669

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
	9.875% 09/01/13(a)	159,886	178,147
CEVA Group PLC
	10.000% 09/01/14(a)	605,000	605,000
Daimler Chrysler 2nd Lien
	11.860% 08/03/13	1,790,000	1,753,753
Ford Motor Credit Co.
	7.375% 10/28/09	1,925,000	1,887,572
	7.875% 06/15/10	150,000	146,629
General Motors Acceptance Corp.
	6.750% 12/01/14	3,660,000	3,317,340
GMAC LLC
	8.000% 11/01/31	1,635,000	1,604,069
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
	8.500% 04/01/15(a)	555,000	567,488
	9.750% 04/01/17(a)	330,000	337,425
LaBranche & Co., Inc.
	9.500% 05/15/09	425,000	420,750
	11.000% 05/15/12	2,155,000	2,160,387
LVB Acquisition Merger Sub, Inc.
	10.000% 10/15/17(a)	535,000	535,000
	11.625% 10/15/17(a)	570,000	552,900
MXEnergy Holdings, Inc.
	12.813% 08/01/11(b)	800,000	740,000
Rainbow National Services LLC
	10.375% 09/01/14(a)	1,825,000	2,002,937
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	686,000	718,585
Transfirst
	10.000% 06/14/14	325,000	310,781
Vanguard Health Holding Co. LLC
	9.000% 10/01/14	1,370,000	1,328,900
Diversified Financial Services Total			22,583,170
Insurance — 1.9%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	1,920,000	1,824,000
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	105,000	94,762
	7.750% 07/15/37	260,000	229,450

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	8.300% 04/15/26	15,000	13,913
HUB International Holdings, Inc.
	9.000% 12/15/14(a)	1,780,000	1,708,800
Lumbermens Mutual Casualty
	8.450% 12/01/97(a)(g)	30,000	225
	9.150% 07/01/26(a)(g)	645,000	4,838
USI Holdings Corp.
	9.433% 11/15/14(a)(b)	410,000	389,500
	9.750% 05/15/15(a)	755,000	677,612
Insurance Total			4,943,100
Real Estate — 1.3%
American Real Estate Partners LP
	7.125% 02/15/13(a)	1,495,000	1,423,988
LNR Property Corp.
	8.110% 07/12/09(b)(c)	205,000	194,750
	8.110% 07/12/11(b)(c)	1,715,000	1,653,546
Real Estate Total			3,272,284
Real Estate Investment Trusts (REITs) — 0.9%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	1,255,000	1,251,862
Trustreet Properties, Inc.
	7.500% 04/01/15	1,106,000	1,185,608
Real Estate Investment Trusts (REITs) Total			2,437,470
FINANCIALS TOTAL			33,236,024
INDUSTRIALS — 8.8%
Aerospace & Defense — 0.7%
Sequa Corp.
	8.875% 04/01/08	940,000	949,400
	9.000% 08/01/09	715,000	743,600
Aerospace & Defense Total			1,693,000
Building Materials — 0.7%
Building Materials Holding Co.
	11.313% 09/15/14(b)(c)	760,000	639,920
Dayton Superior Corp.
	10.750% 09/15/08	420,000	422,100
Panolam Industries International, Inc.
	10.750% 10/01/13(a)	735,000	698,250
Building Materials Total			1,760,270

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electrical Components & Equipment — 0.1%
Belden CDT, Inc.
	7.000% 03/15/17(a)	305,000	301,950
Electrical Components & Equipment Total			301,950
Electronics — 0.4%
NXP BV/NXP Funding LLC
	9.500% 10/15/15	1,060,000	988,450
Electronics Total			988,450
Environmental Control — 0.7%
Geo Sub Corp.
	11.000% 05/15/12	1,955,000	1,935,450
Environmental Control Total			1,935,450
Metal Fabricate/Hardware — 0.5%
Metals USA, Inc.
	11.125% 12/01/15	225,000	239,625
Neenah Foundary Co.
	9.500% 01/01/17	1,055,000	965,325
Metal Fabricate/Hardware Total			1,204,950
Miscellaneous Manufacturing — 1.5%
Actuant Corp.
	6.875% 06/15/17(a)	680,000	669,800
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14	2,050,000	2,121,750
Rental Services
	8.860% 11/27/13(b)(c)	321,690	312,040
	10.750% 11/27/13(b)(c)	235,398	228,336
Sally Holdings LLC
	9.250% 11/15/14	610,000	616,100
Miscellaneous Manufacturing Total			3,948,026
Packaging & Containers — 2.2%
Jefferson Smurfit Corp.
	8.250% 10/01/12	400,000	401,000
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	730,000	755,550
	8.750% 11/15/12	2,625,000	2,746,406
	8.875% 02/15/09	52,000	52,780
Owens-Illinois, Inc.
	7.350% 05/15/08	425,000	426,594

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS— (continued)
Packaging & Containers — (continued)
	7.500% 05/15/10	1,425,000	1,435,687
Packaging & Containers Total			5,818,017
Transportation — 1.7%
Bristow Group, Inc.
	6.125% 06/15/13	1,570,000	1,522,900
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14(a)	280,000	273,700
Saint. Acquisition Corp.
	12.500% 05/15/17(a)	655,000	438,850
Teekay Corp.
	8.875% 07/15/11	2,210,000	2,320,500
Transportation Total			4,555,950
Trucking & Leasing — 0.3%
Greenbrier Companies, Inc.
	8.375% 05/15/15	825,000	822,938
Trucking & Leasing Total			822,938
INDUSTRIALS TOTAL			23,029,001
TECHNOLOGY — 3.9%
Computers — 2.0%
Sungard Data Systems, Inc.
	3.750% 01/15/09	330,000	317,625
	4.875% 01/15/14	795,000	693,638
	7.356% 12/13/12(b)	534,291	524,273
	7.356% 02/28/14(b)(c)	950,000	932,187
	9.125% 08/15/13	2,635,000	2,740,400
Computers Total			5,208,123
Semiconductors — 1.1%
NXP BV/NXP Funding LLC
	7.875% 10/15/14	3,125,000	3,007,812
Semiconductors Total			3,007,812
Software — 0.8%
Open Solutions, Inc.
	9.750% 02/01/15(a)	590,000	567,875
Riverdeep Interactive
	12.438% 12/21/07(b)(c)	308,336	307,180

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — (continued)
SS&C Technologies, Inc.
	11.750% 12/01/13	1,190,000	1,261,400
Software Total			2,136,455
TECHNOLOGY TOTAL			10,352,390
UTILITIES — 7.1%
Electric — 7.1%
AES Corp.
	7.750% 03/01/14	2,140,000	2,172,100
	8.750% 06/15/08	1,290,000	1,307,737
	9.000% 05/15/15(a)	1,095,000	1,149,750
AES Eastern Energy LP
	9.000% 01/02/17	227,714	240,238
	9.670% 01/02/29	150,000	168,000
Calpine Corp.
	8.500% 07/15/10(a)(g)	6,049,000	6,532,920
	9.875% 12/01/11(a)(g)	150,000	159,750
Intergen NV
	9.000% 06/30/17(a)	1,890,000	1,984,500
Nevada Power Co.
	5.875% 01/15/15	775,000	756,835
	6.500% 04/15/12	200,000	205,770
NRG Energy, Inc.
	7.250% 02/01/14	260,000	260,650
	7.375% 02/01/16	720,000	721,800
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.681% 07/02/26	700,000	808,500
Reliant Energy, Inc.
	7.625% 06/15/14	275,000	277,062
	7.875% 06/15/17	1,895,000	1,906,844
Electric Total			18,652,456
UTILITIES TOTAL			18,652,456

	Total Corporate Fixed-Income Bonds & Notes (cost of $231,992,171)		228,972,670

		Shares	Value ($)
Common Stocks — 2.8%
COMMUNICATIONS — 0.1%
Internet — 0.1%
	Neon Communications Group, Inc. (j)	37,514	183,819
Internet Total			183,819

Telecommunication Services — 0.0%
	Remote Dynamics, Inc. (j)	1,774	2
Telecommunication Services Total			2
COMMUNICATIONS TOTAL			183,821
CONSUMER DISCRETIONARY — 0.7%
Media — 0.7%
	Belo Corp., Class A	28,300	491,288
	CBS Corp., Class B	12,800	403,200
	Gannett Co., Inc.	13,700	598,690
	Haights Cross Communications	27,057	261,100
Media Total			1,754,278
CONSUMER DISCRETIONARY TOTAL			1,754,278
INDUSTRIALS — 1.5%
Airlines — 1.5%
	Delta Air Lines, Inc. (j)	74,498	1,337,239
	Northwest Airlines Corp. (j)	153,598	2,734,044
Airlines Total			4,071,283
Road & Rail — 0.0%
	Quality Distribution, Inc. (j)	195	1,736
Road & Rail Total			1,736
INDUSTRIALS TOTAL			4,073,019
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
	Loral Space & Communications, Inc (j)	3	119
Communications Equipment Total			119
INFORMATION TECHNOLOGY TOTAL			119
MATERIALS — 0.4%
Metals & Mining — 0.4%
	Goldcorp, Inc.	17,700	540,912

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Newmont Mining Corp.	14,100	630,693
Metals & Mining Total			1,171,605
MATERIALS TOTAL			1,171,605
TECHNOLOGY — 0.0%
Software — 0.0%
	Quadramed Corp. (j)	10,095	28,973
Software Total			28,973
TECHNOLOGY TOTAL			28,973
UTILITIES — 0.1%
Gas Utilities — 0.1%
	Star Gas Partners LP (j)	53,300	241,982
Gas Utilities Total			241,982
UTILITIES TOTAL			241,982

	Total Common Stocks (cost of $7,093,807)		7,453,797

	Units	Value ($)
Convertible Bonds — 1.1%

		Par ($)	Value ($)
COMMUNICATIONS — 0.9%
Internet — 0.0%
At Home Corp.
	4.750% 12/15/06(e)(k)	296,350	30
Internet Total			30
Media — 0.4%
Sinclair Broadcast Group, Inc.
	3.000% 05/15/27	1,015,000	951,562
Media Total			951,562
Telecommunication Services — 0.5%
Ciena Corp.
	3.750% 02/01/08	340,000	337,450
Nortel Networks Corp.
	4.250% 09/01/08	1,043,000	1,023,444
Telecommunication Services Total			1,360,894
COMMUNICATIONS TOTAL			2,312,486

		Units	Value ($)
Convertible Bonds — (continued)
CONSUMER CYCLICAL — 0.0%
Airlines — 0.0%
Delta Air Lines, Inc.
	8.000% 06/03/49	690,000	34,500
Airlines Total			34,500
CONSUMER CYCLICAL TOTAL			34,500
FINANCIALS — 0.2%
Insurance — 0.2%
Conseco, Inc.
	(h) 09/30/35
	(3.500% 09/30/10)	470,000	430,637
Insurance Total			430,637
FINANCIALS TOTAL			430,637

	Total Convertible Bonds (cost of $2,794,318)		2,777,623

		Shares	Value ($)
Preferred Stocks — 0.3%
COMMUNICATIONS — 0.0%
Media — 0.0%
	Ziff Davis Holdings, Inc. 10.00% (j)	25	250
Media Total			250
Telecommunication Services — 0.0%
	Loral Skynet Corp. 12.00%, PIK	466	93,200
Telecommunication Services Total			93,200
COMMUNICATIONS TOTAL			93,450
FINANCIALS — 0.3%
Real Estate Investment Trusts (REITs) — 0.3%
	Sovereign Real Estate Investment Corp., 12.00% (a)	450,000	648,900
Real Estate Investment Trusts (REITs) Total			648,900
FINANCIALS TOTAL			648,900

	Total Preferred Stocks (cost of $653,964)		742,350

		Shares	Value ($)
Convertible Preferred Stocks — 0.2%
COMMUNICATIONS — 0.0%
Internet — 0.0%
	Neon Communications Group, Inc. 6.00% (e)(j)	9,378	45,952
Internet Total			45,952
COMMUNICATIONS TOTAL			45,952
TECHNOLOGY — 0.2%
Software — 0.2%
	Quadramed Corp. 5.50% (a)(j)	21,300	511,200
Software Total			511,200
TECHNOLOGY TOTAL			511,200

	Total Convertible Preferred Stocks (cost of $527,259)		557,152

		Units	Value ($)
Warrants(j) — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
Colo.Com, Inc.	Expires 03/15/10(a)(e)(f)	125	—
Telecommunication Services Total			—
Media — 0.0%
Haights Cross Communications, Inc.	Expires 12/10/11(a)(e)	318	3,066
Ziff Davis Media, Inc., Series E	Expires 08/12/12	6,630	66
Media Total			3,132
COMMUNICATIONS TOTAL			3,132

	Total Warrants (cost of $13,709)		3,132

		Par ($)	Value ($)
Short-Term Obligations — 6.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.810%, collateralized by U.S. Government Agency Obligations maturing 08/28/22, market value of $16,902,406 (repurchase proceeds $(16,569,639)	16,563,000	16,563,000

	Total Short-Term Obligations (cost of $16,563,000)		16,563,000

Total Investments — 98.0% (cost of $259,638,228)(l)(m)	257,069,724

Other Assets & Liabilities, Net — 2.0%	5,131,700

Net Assets — 100.0%	262,201,424

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under constantly applied  procedures established  by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, except for the following, amounted to $57,988,882 which represents 22.1% of net assets.

Security	Acquisition Date	Par/Shares/Units	Acquisition Cost	Market Value
Haights Cross Communications, Inc.
Warrants: Expires 12/10/11	01/15/04 - 02/03/06	318	—	$3,066
Quadramed Corp.
Preferred Stock	06/16/04 – 02/01/06	21,300	500,250	511,200
Sovereign Real Estate Investment Corp.
Preferred Stock	08/21/00-10/17/06	450,000	906,082	648,900
				1,163,166

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(c)	Loan participation agreement.

(d)	Security purchased on a delayed delivery basis.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Security has no value.

(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2007, the value of these securities amounted to $6,698,353 which, represents 2.6% of net assets.

(h)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(i)	Zero coupon bond.

(j)	Non-income producing security.

(k)	The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2007, the value of this security representsn less than 0.01% of net assets.

(l)	Cost for federal income tax purposes is $260,582,712.

(m)	Unrealized appreciation and depreciation at September 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$5,609,814	$(9,122,802)	$(3,512,988)

Acronym	Name

PIK	Payment-In-Kind

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Marsico 21st Century Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 86.7%
CONSUMER DISCRETIONARY — 23.6%
Hotels, Restaurants & Leisure — 17.2%
	Chipotle Mexican Grill, Inc., Class A (a)	7,249	856,324
	Las Vegas Sands Corp. (a)	37,034	4,941,076
	McDonald’s Corp.	26,798	1,459,687
	MGM Mirage (a)	28,200	2,522,208
	Vail Resorts, Inc. (a)	28,737	1,790,028
	Wynn Resorts Ltd.	20,449	3,221,945
Hotels, Restaurants & Leisure Total			14,791,268
Household Durables — 0.5%
	Cyrela Brazil Realty SA	30,539	416,350
Household Durables Total			416,350
Internet & Catalog Retail — 0.4%
	Blue Nile, Inc. (a)	3,137	295,255
Internet & Catalog Retail Total			295,255
Media — 2.5%
	Comcast Corp., Class A (a)	88,463	2,139,035
Media Total			2,139,035
Multiline Retail — 2.4%
	Saks, Inc.	121,822	2,089,247
Multiline Retail Total			2,089,247
Textiles, Apparel & Luxury Goods — 0.6%
	Lululemon Athletica, Inc. (a)	12,074	507,470
Textiles, Apparel & Luxury Goods Total			507,470
CONSUMER DISCRETIONARY TOTAL			20,238,625
CONSUMER STAPLES — 8.3%
Beverages — 3.6%
	Heineken Holding NV	53,565	3,068,886
Beverages Total			3,068,886
Food & Staples Retailing — 4.7%
	Costco Wholesale Corp.	66,288	4,068,094
Food & Staples Retailing Total			4,068,094
CONSUMER STAPLES TOTAL			7,136,980
ENERGY — 5.4%
Energy Equipment & Services — 4.2%
	National-Oilwell Varco, Inc. (a)	11,228	1,622,446
	Schlumberger Ltd.	18,719	1,965,495
Energy Equipment & Services Total			3,587,941

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 1.2%
	Petroleo Brasileiro SA, ADR	14,175	1,070,213
Oil, Gas & Consumable Fuels Total			1,070,213
ENERGY TOTAL			4,658,154
FINANCIALS — 15.1%
Capital Markets — 7.0%
	BlackRock, Inc., Class A	7,111	1,233,118
	Goldman Sachs Group, Inc.	15,840	3,433,162
	Jefferies Group, Inc.	48,066	1,337,677
Capital Markets Total			6,003,957
Commercial Banks — 5.4%
	Industrial & Commercial Bank of China, Class H	1,682,000	1,172,775
	Wells Fargo & Co.	97,131	3,459,806
Commercial Banks Total			4,632,581
Diversified Financial Services — 0.4%
	Oaktree Capital Group LLC, Class A (a)(b)	9,100	334,425
Diversified Financial Services Total			334,425
Real Estate Investment Trusts (REITs) — 1.6%
	ProLogis	13,106	869,583
	Redwood Trust, Inc.	14,557	483,584
Real Estate Investment Trusts (REITs) Total			1,353,167
Real Estate Management & Development — 0.7%
	St. Joe Co.	18,433	619,533
Real Estate Management & Development Total			619,533
FINANCIALS TOTAL			12,943,663
HEALTH CARE — 7.6%
Biotechnology — 4.9%
	Amylin Pharmaceuticals, Inc. (a)	46,849	2,342,450
	Genentech, Inc. (a)	23,769	1,854,457
Biotechnology Total			4,196,907
Health Care Providers & Services — 2.7%
	Athenahealth, Inc. (a)	6,665	226,010
	UnitedHealth Group, Inc.	43,383	2,101,039
Health Care Providers & Services Total			2,327,049
HEALTH CARE TOTAL			6,523,956
INDUSTRIALS — 7.2%
Aerospace & Defense — 5.3%
	DRS Technologies, Inc.	26,772	1,475,673

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
	Precision Castparts Corp.	5,210	770,976
	Raytheon Co.	36,153	2,307,284
Aerospace & Defense Total			4,553,933
Commercial Services & Supplies — 0.4%
	Duff&Phelps Corp. New Cl A (a)	21,080	386,818
Commercial Services & Supplies Total			386,818
Construction & Engineering — 0.2%
	Aecom Technology Corp. (a)	5,156	180,099
Construction & Engineering Total			180,099
Machinery — 0.8%
	Cummins, Inc.	5,209	666,179
Machinery Total			666,179
Road & Rail — 0.5%
	All America Latina Logistica SA	30,840	439,129
Road & Rail Total			439,129
INDUSTRIALS TOTAL			6,226,158
INFORMATION TECHNOLOGY — 14.1%
Communications Equipment — 0.3%
	Infinera Corp. (a)	11,987	241,538
Communications Equipment Total			241,538
Computers & Peripherals — 3.6%
	Apple, Inc. (a)	18,370	2,820,530
	Palm, Inc.	18,482	300,702
Computers & Peripherals Total			3,121,232
Internet Software & Services — 2.8%
	Google, Inc., Class A (a)	4,257	2,414,868
Internet Software & Services Total			2,414,868
IT Services — 5.6%
	MasterCard, Inc., Class A	32,314	4,781,503
IT Services Total			4,781,503
Semiconductors & Semiconductor Equipment — 1.8%
	NVIDIA Corp. (a)	42,673	1,546,470
Semiconductors & Semiconductor Equipment Total			1,546,470
INFORMATION TECHNOLOGY TOTAL			12,105,611
MATERIALS — 5.4%
Chemicals — 1.1%
	Monsanto Co.	11,309	969,634
Chemicals Total			969,634

3

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Construction Materials — 3.3%
	Holcim Ltd., Registered Shares	25,440	2,807,700
Construction Materials Total			2,807,700
Metals & Mining — 1.0%
	Grupo Mexico SAB de CV	114,076	818,747
Metals & Mining Total			818,747
MATERIALS TOTAL			4,596,081

	Total Common Stocks (cost of $61,917,385)		74,429,228

		Par ($)
Short-Term Obligations — 14.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due on 10/01/07, at 4.810%, collateralized by a U.S. Agency Obligation maturing 10/09/09, market value of $5,778,750 (repurchase proceeds $5,664,270)	5,662,000	5,662,000
U. S. Treasury Bill
	3.250% 11/01/07	968,000	965,291
	3.780% 02/07/08	415,000	409,349
	3.780% 02/14/08	5,360,000	5,281,029

	Total Short-Term Obligations (cost of $12,317,669)		12,317,669

4

Total Investments — 101.0% (cost of $74,235,054)(c)(d)	86,746,897

Other Assets & Liabilities, Net — (1.0)%	(891,435)

Net Assets — 100.0%	85,855,462

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of this security, which is not illiquid, represents 0.4% of net assets.

(c)	Cost for federal income tax purposes is $74,235,054.

(d)	Unrealized appreciation and depreciation at September 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$13,696,506	$(1,184,663)	$12,511,843

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Marsico Focused Equities Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 25.9%
Automobiles — 2.9%
	Toyota Motor Corp., ADR	52,130	6,091,912
Automobiles Total			6,091,912
Hotels, Restaurants & Leisure — 17.5%
	Las Vegas Sands Corp. (a)	74,894	9,992,357
	McDonald’s Corp.	174,684	9,515,037
	MGM Mirage (a)	57,848	5,173,925
	Wynn Resorts Ltd.	75,817	11,945,727
Hotels, Restaurants & Leisure Total			36,627,046
Media — 3.1%
	Comcast Corp., Class A (a)	267,593	6,470,399
Media Total			6,470,399
Specialty Retail — 2.4%
	Lowe’s Companies, Inc.	184,102	5,158,538
Specialty Retail Total			5,158,538
CONSUMER DISCRETIONARY TOTAL			54,347,895
CONSUMER STAPLES — 3.2%
Food & Staples Retailing — 3.2%
	Costco Wholesale Corp.	4,058	249,039
	CVS Caremark Corp.	164,847	6,532,887
Food & Staples Retailing Total			6,781,926
CONSUMER STAPLES TOTAL			6,781,926
ENERGY — 11.7%
Energy Equipment & Services — 9.5%
	Schlumberger Ltd.	130,206	13,671,630
	Transocean, Inc. (a)	55,342	6,256,413
Energy Equipment & Services Total			19,928,043
Oil, Gas & Consumable Fuels — 2.2%
	Petroleo Brasileiro SA, ADR	60,536	4,570,468
Oil, Gas & Consumable Fuels Total			4,570,468
ENERGY TOTAL			24,498,511
FINANCIALS — 13.1%
Capital Markets — 5.5%
	Goldman Sachs Group, Inc.	53,157	11,521,248
Capital Markets Total			11,521,248
Commercial Banks — 5.9%
	Industrial & Commercial Bank of China, Class H	12,239,000	8,533,644

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Wells Fargo & Co.	108,346	3,859,285
Commercial Banks Total			12,392,929
Real Estate Investment Trusts (REITs) — 1.7%
	ProLogis	54,285	3,601,810
Real Estate Investment Trusts (REITs) Total			3,601,810
FINANCIALS TOTAL			27,515,987
HEALTH CARE — 9.6%
Biotechnology — 4.2%
	Genentech, Inc. (a)	111,542	8,702,507
Biotechnology Total			8,702,507
Health Care Providers & Services — 5.4%
	UnitedHealth Group, Inc.	235,231	11,392,237
Health Care Providers & Services Total			11,392,237
HEALTH CARE TOTAL			20,094,744
INDUSTRIALS — 7.4%
Aerospace & Defense — 5.2%
	General Dynamics Corp.	51,075	4,314,306
	Lockheed Martin Corp.	59,831	6,491,065
Aerospace & Defense Total			10,805,371
Road & Rail — 2.2%
	Union Pacific Corp.	41,104	4,647,218
Road & Rail Total			4,647,218
INDUSTRIALS TOTAL			15,452,589
INFORMATION TECHNOLOGY — 18.0%
Communications Equipment — 4.8%
	Cisco Systems, Inc. (a)	304,633	10,086,399
Communications Equipment Total			10,086,399
Computers & Peripherals — 6.9%
	Apple, Inc. (a)	66,074	10,145,002
	Hewlett-Packard Co.	86,690	4,316,295
Computers & Peripherals Total			14,461,297
Internet Software & Services — 3.2%
	Google, Inc., Class A (a)	11,811	6,700,026
Internet Software & Services Total			6,700,026

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 3.1%
	Intel Corp.	248,485	6,425,822
Semiconductors & Semiconductor Equipment Total			6,425,822
INFORMATION TECHNOLOGY TOTAL			37,673,544
MATERIALS — 6.8%
Chemicals — 4.6%
	Air Products & Chemicals, Inc.	17,040	1,665,830
	Monsanto Co.	92,801	7,956,758
Chemicals Total			9,622,588
Metals & Mining — 2.2%
	Freeport-McMoRan Copper & Gold, Inc.	44,310	4,647,676
Metals & Mining Total			4,647,676
MATERIALS TOTAL			14,270,264
TELECOMMUNICATION SERVICES — 4.0%
Diversified Telecommunication Services — 4.0%
	AT&T, Inc.	198,620	8,403,612
Diversified Telecommunication Services Total			8,403,612
TELECOMMUNICATION SERVICES TOTAL			8,403,612

	Total Common Stocks (cost of $144,949,997)		209,039,072

		Par ($)
Short-Term Obligations — 0.8%
REPURCHASE AGREEMENT — 0.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07at 4.810%, collateralized by an U.S. Agency Obligation maturing 08/13/14, market value of $377,100(repurchase proceeds $369,148)	369,000	369,000
REPURCHASE AGREEMENT TOTAL			369,000
U.S. GOVERNMENT OBLIGATIONS — 0.6%
U. S. Treasury Bill
	3.550% 01/03/08	303,000	300,191
	3.750% 01/31/08	212,000	209,306
	3.800% 02/07/08	202,000	199,250
	3.925% 01/10/08	516,000	510,716
U.S. GOVERNMENT OBLIGATIONS TOTAL			1,219,463

	Total Short-Term Obligations (cost of $1,588,462)		1,588,463

3

Total Investments — 100.5% (cost of $146,538,459)(b)(c)	210,627,535

Other Assets & Liabilities, Net — (0.5)%	(951,942)

Net Assets — 100.0%	209,675,593

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $146,538,458.

(c)	Unrealized appreciation and depreciation at September 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$64,168,770	$(79,693)	$64,089,077

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Marsico Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 88.1%
CONSUMER DISCRETIONARY — 16.1%
Automobiles — 1.3%
	Toyota Motor Corp., ADR	133,889	15,646,268
Automobiles Total			15,646,268
Hotels, Restaurants & Leisure — 10.8%
	Las Vegas Sands Corp. (a)	293,289	39,130,618
	McDonald’s Corp.	532,367	28,998,031
	MGM Mirage (a)	220,688	19,738,335
	Station Casinos, Inc.	33,879	2,963,735
	Wynn Resorts Ltd.	169,196	26,658,522
	Yum! Brands, Inc.	390,056	13,195,594
Hotels, Restaurants & Leisure Total			130,684,835
Media — 2.1%
	Comcast Corp., Class A (a)	1,070,283	25,879,443
Media Total			25,879,443
Specialty Retail — 1.9%
	Lowe’s Companies, Inc.	817,694	22,911,786
Specialty Retail Total			22,911,786
CONSUMER DISCRETIONARY TOTAL			195,122,332
CONSUMER STAPLES — 1.6%
Beverages — 0.7%
	Heineken NV, ADR	266,574	8,723,288
Beverages Total			8,723,288
Food & Staples Retailing — 0.9%
	CVS Caremark Corp.	276,665	10,964,234
Food & Staples Retailing Total			10,964,234
CONSUMER STAPLES TOTAL			19,687,522
ENERGY — 11.9%
Energy Equipment & Services — 10.2%
	Cameron International Corp. (a)	203,337	18,765,972
	National-Oilwell Varco, Inc. (a)	182,642	26,391,769
	Schlumberger Ltd.	545,997	57,329,685
	Transocean, Inc. (a)	181,170	20,481,268
Energy Equipment & Services Total			122,968,694

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 1.7%
	Petroleo Brasileiro SA, ADR	274,368	20,714,784
Oil, Gas & Consumable Fuels Total			20,714,784
ENERGY TOTAL			143,683,478
FINANCIALS — 12.9%
Capital Markets — 7.5%
	Goldman Sachs Group, Inc.	237,098	51,388,620
	Lehman Brothers Holdings, Inc.	350,982	21,666,119
	Morgan Stanley	277,640	17,491,320
Capital Markets Total			90,546,059
Commercial Banks — 4.6%
	China Merchants Bank Co., Ltd., Class H	464,500	2,027,305
	Industrial & Commercial Bank of China, Class H	57,978,000	40,425,169
	Wells Fargo & Co.	381,129	13,575,815
Commercial Banks Total			56,028,289
Thrifts & Mortgage Finance — 0.8%
	Fannie Mae	149,041	9,063,183
Thrifts & Mortgage Finance Total			9,063,183
FINANCIALS TOTAL			155,637,531
HEALTH CARE — 7.3%
Biotechnology — 2.2%
	Amylin Pharmaceuticals, Inc. (a)	112,667	5,633,350
	Genentech, Inc. (a)	262,333	20,467,221
Biotechnology Total			26,100,571
Health Care Providers & Services — 4.0%
	UnitedHealth Group, Inc.	995,468	48,210,515
Health Care Providers & Services Total			48,210,515
Pharmaceuticals — 1.1%
	Schering-Plough Corp.	423,803	13,404,889
Pharmaceuticals Total			13,404,889
HEALTH CARE TOTAL			87,715,975
INDUSTRIALS — 9.7%
Aerospace & Defense — 4.5%
	Boeing Co.	147,523	15,488,440
	General Dynamics Corp.	207,240	17,505,563
	Lockheed Martin Corp.	195,106	21,167,050
Aerospace & Defense Total			54,161,053

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.9%
	FedEx Corp.	101,331	10,614,422
Air Freight & Logistics Total			10,614,422
Construction & Engineering — 1.6%
	Jacobs Engineering Group, Inc. (a)	255,318	19,296,934
Construction & Engineering Total			19,296,934
Industrial Conglomerates — 1.7%
	McDermott International, Inc. (a)	375,822	20,324,454
Industrial Conglomerates Total			20,324,454
Road & Rail — 1.0%
	Union Pacific Corp.	113,455	12,827,222
Road & Rail Total			12,827,222
INDUSTRIALS TOTAL			117,224,085
INFORMATION TECHNOLOGY — 15.8%
Communications Equipment — 3.7%
	Cisco Systems, Inc. (a)	1,021,184	33,811,402
	Juniper Networks, Inc. (a)	308,416	11,291,110
Communications Equipment Total			45,102,512
Computers & Peripherals — 5.3%
	Apple, Inc. (a)	245,575	37,705,585
	Hewlett-Packard Co.	542,921	27,032,037
	Seagate Technology, Inc., Escrow Shares (b)	4,500	45
Computers & Peripherals Total			64,737,667
Internet Software & Services — 1.7%
	Google, Inc., Class A (a)	35,642	20,218,637
Internet Software & Services Total			20,218,637
IT Services — 2.4%
	MasterCard, Inc., Class A	194,135	28,726,156
IT Services Total			28,726,156
Semiconductors & Semiconductor Equipment — 2.7%
	Intel Corp.	1,265,404	32,723,348
Semiconductors & Semiconductor Equipment Total			32,723,348
INFORMATION TECHNOLOGY TOTAL			191,508,320
MATERIALS — 5.6%
Chemicals — 4.5%
	Air Products & Chemicals, Inc.	173,662	16,977,197
	Monsanto Co.	177,022	15,177,867
	Praxair, Inc.	271,324	22,726,098
Chemicals Total			54,881,162

3

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.1%
	Freeport-McMoRan Copper & Gold, Inc., Class B	127,888	13,414,172
Metals & Mining Total			13,414,172
MATERIALS TOTAL			68,295,334
TELECOMMUNICATION SERVICES — 7.2%
Diversified Telecommunication Services — 2.6%
	AT&T, Inc.	757,719	32,059,091
Diversified Telecommunication Services Total			32,059,091
Wireless Telecommunication Services — 4.6%
	America Movil SA de CV, ADR, Series L	325,741	20,847,424
	China Mobile Ltd.	2,115,500	34,627,156
Wireless Telecommunication Services Total			55,474,580
TELECOMMUNICATION SERVICES TOTAL			87,533,671

	Total Common Stocks (cost of $864,665,971)		1,066,408,248

		Par ($)
Short-Term Obligations — 16.0%
U.S. GOVERNMENT OBLIGATIONS — 6.5%
U. S. Treasury Bills
	3.510% 11/01/07	50,538,000	50,396,544
	3.840% 01/03/08	6,929,000	6,864,772
	3.925% 01/10/08	11,798,000	11,677,185
	4.800% 01/31/08	4,845,000	4,783,428
	4.730% 02/07/08	4,603,000	4,540,323
U.S. GOVERNMENT OBLIGATIONS TOTAL			78,262,252
REPURCHASE AGREEMENT — 9.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 3.910%, collateralized by a U.S. Treasury Obligation maturing 11/15/27, market value $117,736,450 (repurchase proceeds $115,472,267)	115,426,000	115,426,000

	Total Short-Term Obligations (cost of $193,688,252)		193,688,252

4

Total Investments — 104.1% (cost of $1,058,354,223)(c)(d)	1,260,096,500

Other Assets & Liabilities, Net — (4.1)%	(49,895,530)

Net Assets — 100.0%	1,210,200,970

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Swap agreements are stated at a fair value. Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $1,058,354,223.

(d)	Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$212,411,601	$(10,669,324)	$201,742,277

5

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Marsico International Opportunities Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 93.9%
CONSUMER DISCRETIONARY — 24.6%
Auto Components — 3.6%
	Continental AG	91,940	12,708,762
Auto Components Total			12,708,762
Automobiles — 3.8%
	DaimlerChrysler AG, Registered Shares	105,371	10,613,585
	Toyota Motor Corp.	52,300	3,061,641
Automobiles Total			13,675,226
Hotels, Restaurants & Leisure — 6.3%
	Accor SA	70,387	6,243,239
	Las Vegas Sands Corp. (a)	58,800	7,845,096
	Melco PBL Entertainment Macau Ltd., ADR (a)	249,852	4,122,558
	Shangri-La Asia Ltd.	1,310,878	4,425,090
Hotels, Restaurants & Leisure Total			22,635,983
Household Durables — 0.8%
	Gafisa SA	178,232	2,999,704
Household Durables Total			2,999,704
Media — 6.3%
	British Sky Broadcasting Group PLC	731,419	10,396,534
	Grupo Televisa SA, ADR	275,527	6,659,488
	JC Decaux SA	154,079	5,418,579
Media Total			22,474,601
Multiline Retail — 1.5%
	PPR	27,919	5,248,872
Multiline Retail Total			5,248,872
Specialty Retail — 2.3%
	Esprit Holdings Ltd.	291,500	4,596,187
	Yamada Denki Co., Ltd.	35,800	3,533,385
Specialty Retail Total			8,129,572
CONSUMER DISCRETIONARY TOTAL			87,872,720
CONSUMER STAPLES — 8.7%
Beverages — 1.5%
	Heineken NV	79,931	5,244,619
Beverages Total			5,244,619
Food & Staples Retailing — 3.9%
	Tesco PLC	1,562,200	14,038,021
Food & Staples Retailing Total			14,038,021

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 2.1%
	Nestle SA, Registered Shares	16,249	7,298,592
Food Products Total			7,298,592
Household Products — 1.2%
	Reckitt Benckiser PLC	73,008	4,288,204
Household Products Total			4,288,204
CONSUMER STAPLES TOTAL			30,869,436
ENERGY — 7.6%
Energy Equipment & Services — 3.4%
	Cie Generale de Geophysique-Veritas (a)	11,329	3,689,692
	Schlumberger Ltd.	81,182	8,524,110
Energy Equipment & Services Total			12,213,802
Oil, Gas & Consumable Fuels — 4.2%
	CNOOC Ltd.	3,228,200	5,381,030
	Petroleo Brasileiro SA, ADR	126,515	9,551,882
Oil, Gas & Consumable Fuels Total			14,932,912
ENERGY TOTAL			27,146,714
FINANCIALS — 13.2%
Capital Markets — 4.5%
	Julius Baer Holding AG	77,439	5,782,794
	Macquarie Bank Ltd.	65,846	4,899,406
	Man Group PLC	465,322	5,261,555
Capital Markets Total			15,943,755
Commercial Banks — 6.4%
	Erste Bank der Oesterreichischen Sparkassen AG	45,555	3,469,150
	ICICI Bank Ltd., ADR	98,806	5,209,052
	Mitsui Trust Holdings, Inc.	448,000	3,478,032
	Uniao de Bancos Brasileiros SA, GDR	82,111	10,801,702
Commercial Banks Total			22,957,936
Real Estate Management & Development — 2.3%
	CapitaLand Ltd.	1,178,000	6,443,715
	JHSF Participacoes SA (a)	306,600	1,634,196
Real Estate Management & Development Total			8,077,911
FINANCIALS TOTAL			46,979,602
HEALTH CARE — 3.9%
Biotechnology — 2.5%
	Actelion Ltd., Registered Shares (a)	74,201	4,110,771

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Biotechnology — (continued)
	CSL Ltd.	48,636	4,655,704
Biotechnology Total			8,766,475
Pharmaceuticals — 1.4%
	Roche Holding AG, Genusschein Shares	28,278	5,124,436
Pharmaceuticals Total			5,124,436
HEALTH CARE TOTAL			13,890,911
INDUSTRIALS — 9.3%
Aerospace & Defense — 0.5%
	MTU Aero Engines Holding AG	27,632	1,683,320
Aerospace & Defense Total			1,683,320
Building Products — 1.0%
	Daikin Industries Ltd.	75,668	3,629,769
Building Products Total			3,629,769
Electrical Equipment — 3.0%
	ABB Ltd., Registered Shares	278,028	7,286,972
	Alstom	17,637	3,585,883
Electrical Equipment Total			10,872,855
Machinery — 0.5%
	GEA Group AG (a)	51,962	1,827,819
Machinery Total			1,827,819
Marine — 0.5%
	Kuehne & Nagel International AG	17,741	1,746,291
Marine Total			1,746,291
Road & Rail — 0.5%
	All America Latina Logistica SA	134,981	1,921,988
Road & Rail Total			1,921,988
Trading Companies & Distributors — 1.7%
	Marubeni Corp.	646,000	5,885,241
Trading Companies & Distributors Total			5,885,241
Transportation Infrastructure — 1.6%
	China Merchants Holdings International Co., Ltd.	646,000	3,997,032
	Macquarie Infrastructure Group	623,627	1,738,586
Transportation Infrastructure Total			5,735,618
INDUSTRIALS TOTAL			33,302,901
INFORMATION TECHNOLOGY — 7.4%
Communications Equipment — 1.8%
	Research In Motion Ltd. (a)	64,028	6,309,959
Communications Equipment Total			6,309,959

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 0.5%
	FUJITSU Ltd.	243,000	1,710,217
Computers & Peripherals Total			1,710,217
Electronic Equipment & Instruments — 0.5%
	Hon Hai Precision Industry Co., Ltd.	239,000	1,795,949
Electronic Equipment & Instruments Total			1,795,949
IT Services — 0.5%
	Redecard SA (a)	105,400	1,966,547
IT Services Total			1,966,547
Semiconductors & Semiconductor Equipment — 1.4%
	Samsung Electronics Co., Ltd.	7,690	4,825,457
Semiconductors & Semiconductor Equipment Total			4,825,457
Software — 2.7%
	Amdocs Ltd. (a)	47,277	1,758,232
	Nintendo Co., Ltd.	15,500	8,023,888
Software Total			9,782,120
INFORMATION TECHNOLOGY TOTAL			26,390,249
MATERIALS — 9.8%
Chemicals — 4.0%
	Johnson Matthey PLC	50,398	1,716,122
	Lonza Group AG, Registered Shares	58,344	6,357,554
	Potash Corp. of Saskatchewan, Inc.	57,348	6,061,684
Chemicals Total			14,135,360
Construction Materials — 3.3%
	Holcim Ltd., Registered Shares	107,187	11,829,756
Construction Materials Total			11,829,756
Metals & Mining — 2.5%
	ArcelorMittal	50,528	3,980,247
	Rio Tinto PLC	58,190	4,989,322
Metals & Mining Total			8,969,569
MATERIALS TOTAL			34,934,685
TELECOMMUNICATION SERVICES — 4.9%
Wireless Telecommunication Services — 4.9%
	America Movil SA de CV, ADR, Series L	76,960	4,925,440
	China Mobile Ltd.	662,000	10,835,820

4

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — (continued)
	MTN Group Ltd.	107,490	1,629,539
Wireless Telecommunication Services Total			17,390,799
TELECOMMUNICATION SERVICES TOTAL			17,390,799
UTILITIES — 4.5%
Electric Utilities — 2.0%
	Electricite de France	69,563	7,340,424
Electric Utilities Total			7,340,424
Multi-Utilities — 2.5%
	Veolia Environnement	102,989	8,855,604
Multi-Utilities Total			8,855,604
UTILITIES TOTAL			16,196,028

	Total Common Stocks (cost of $242,529,927)		334,974,045

		Par ($)
Short-Term Obligations — 6.7%
REPURCHASE AGREEMENT — 5.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07at 4.810%, collateralized by a U.S. Government Agency Obligation, maturing 09/10/09, market value of $20,069,656 (repurchase proceeds $19,679,885)	19,672,000	19,672,000
REPURCHASE AGREEMENT TOTAL			19,672,000
U.S. GOVERNMENT OBLIGATIONS — 1.2%
U. S. Treasury Bill
	3.250% 11/01/07	945,000	942,355
	3.550% 01/03/08	894,000	885,713
	3.750% 01/31/08	626,000	618,044
	3.800% 02/07/08	594,000	585,912
	3.925% 01/10/08	1,523,000	1,507,404
U.S. GOVERNMENT OBLIGATIONS TOTAL			4,539,428

	Total Short-Term Obligations (cost of $24,211,428)		24,211,428

5

Total Investments — 100.6% (cost of $266,741,355)(b)(c)	359,185,473

Other Assets & Liabilities, Net — (0.6)%	(2,269,241)

Net Assets — 100.0%	356,916,232

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Swap agreements are stated at a fair value. Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $266,741,355.

(c)	Unrealized appreciation and depreciation at September 30,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$95,627,544	$(3,183,426)	$92,444,118

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Mid Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 97.8%
CONSUMER DISCRETIONARY — 13.7%
Diversified Consumer Services — 0.9%
	Apollo Group, Inc., Class A (a)	10,280	618,342
Diversified Consumer Services Total			618,342
Hotels, Restaurants & Leisure — 2.8%
	Ctrip.com International Ltd., ADR	5,635	291,893
	Scientific Games Corp., Class A (a)	10,340	388,784
	Starwood Hotels & Resorts Worldwide, Inc.	10,480	636,660
	Yum! Brands, Inc.	15,050	509,141
Hotels, Restaurants & Leisure Total			1,826,478
Household Durables — 1.0%
	Garmin Ltd.	5,570	665,058
Household Durables Total			665,058
Internet & Catalog Retail — 0.8%
	Priceline.com, Inc. (a)	6,000	532,500
Internet & Catalog Retail Total			532,500
Media — 0.7%
	Liberty Global, Inc., Class A (a)	6,030	247,351
	Regal Entertainment Group, Class A	8,760	192,282
Media Total			439,633
Multiline Retail — 1.2%
	Nordstrom, Inc.	16,471	772,325
Multiline Retail Total			772,325
Specialty Retail — 3.2%
	GameStop Corp., Class A (a)	11,160	628,866
	Guess ?, Inc.	7,030	344,681
	J Crew Group, Inc. (a)	7,360	305,440
	Tiffany & Co.	9,240	483,714
	TJX Companies, Inc.	11,030	320,642
Specialty Retail Total			2,083,343
Textiles, Apparel & Luxury Goods — 3.1%
	Coach, Inc. (a)	14,224	672,368
	CROCS, Inc. (a)	11,120	747,820
	Phillips-Van Heusen Corp.	6,110	320,653

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
	Polo Ralph Lauren Corp.	3,702	287,831
Textiles, Apparel & Luxury Goods Total			2,028,672
CONSUMER DISCRETIONARY TOTAL			8,966,351
CONSUMER STAPLES — 2.5%
Beverages — 0.4%
	Pepsi Bottling Group, Inc.	7,400	275,058
Beverages Total			275,058
Food & Staples Retailing — 0.5%
	Kroger Co.	10,050	286,626
Food & Staples Retailing Total			286,626
Food Products — 1.1%
	Bunge Ltd.	3,250	349,213
	Wm. Wrigley Jr. Co.	5,640	362,257
Food Products Total			711,470
Personal Products — 0.5%
	Avon Products, Inc.	9,240	346,777
Personal Products Total			346,777
CONSUMER STAPLES TOTAL			1,619,931
ENERGY — 12.4%
Energy Equipment & Services — 7.0%
	Cameron International Corp. (a)	6,140	566,661
	Diamond Offshore Drilling, Inc.	7,100	804,359
	FMC Technologies, Inc. (a)	8,380	483,191
	Grant Prideco, Inc. (a)	6,870	374,552
	National-Oilwell Varco, Inc. (a)	6,070	877,115
	Noble Corp.	10,570	518,459
	Tetra Technologies, Inc. (a)	15,480	327,247
	Weatherford International Ltd. (a)	9,180	616,712
Energy Equipment & Services Total			4,568,296
Oil, Gas & Consumable Fuels — 5.4%
	Chesapeake Energy Corp.	9,290	327,565
	Continental Resources, Inc. (a)	27,022	490,179
	Denbury Resources, Inc. (a)	14,520	648,899
	Frontier Oil Corp.	8,350	347,694
	Overseas Shipholding Group, Inc.	4,160	319,613
	Peabody Energy Corp.	5,780	276,689
	Range Resources Corp.	6,590	267,949
	Southwestern Energy Co. (a)	11,540	482,949

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Williams Companies, Inc.	9,840	335,150
Oil, Gas & Consumable Fuels Total			3,496,687
ENERGY TOTAL			8,064,983
FINANCIALS — 5.5%
Capital Markets — 3.2%
	Affiliated Managers Group, Inc. (a)	5,380	686,004
	Janus Capital Group, Inc.	9,219	260,713
	Lazard Ltd., Class A	7,800	330,720
	T. Rowe Price Group, Inc.	8,630	480,605
	Waddell & Reed Financial, Inc., Class A	11,910	321,927
Capital Markets Total			2,079,969
Diversified Financial Services — 1.4%
	CME Group, Inc.	970	569,730
	IntercontinentalExchange, Inc. (a)	2,210	335,699
Diversified Financial Services Total			905,429
Real Estate Investment Trusts (REITs) — 0.9%
	CapitalSource, Inc.	14,240	288,217
	Plum Creek Timber Co., Inc.	7,630	341,519
Real Estate Investment Trusts (REITs) Total			629,736
FINANCIALS TOTAL			3,615,134
HEALTH CARE — 14.3%
Biotechnology — 2.2%
	Alexion Pharmaceuticals, Inc. (a)	3,950	257,343
	Amylin Pharmaceuticals, Inc. (a)	9,360	468,000
	Celgene Corp. (a)	5,000	356,550
	Cephalon, Inc. (a)	4,840	353,610
Biotechnology Total			1,435,503
Health Care Equipment & Supplies — 3.3%
	Beckman Coulter, Inc.	3,562	262,733
	Cytyc Corp. (a)	11,640	554,646
	Gen-Probe, Inc. (a)	4,050	269,649
	Intuitive Surgical, Inc. (a)	2,051	471,730
	Mindray Medical International Ltd., ADR	6,310	271,014
	St. Jude Medical, Inc. (a)	7,980	351,679
Health Care Equipment & Supplies Total			2,181,451
Health Care Providers & Services — 4.4%
	Brookdale Senior Living, Inc.	7,630	303,750
	Coventry Health Care, Inc. (a)	4,280	266,259
	Express Scripts, Inc. (a)	7,030	392,415

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	Laboratory Corp. of America Holdings (a)	4,730	370,028
	McKesson Corp.	4,950	291,011
	Medco Health Solutions, Inc. (a)	5,390	487,202
	Pediatrix Medical Group, Inc. (a)	3,970	259,717
	Quest Diagnostics, Inc.	8,160	471,403
Health Care Providers & Services Total			2,841,785
Health Care Technology — 0.8%
	Allscripts Healthcare Solutions, Inc. (a)	18,580	502,217
Health Care Technology Total			502,217
Life Sciences Tools & Services — 2.0%
	Covance, Inc. (a)	5,780	450,262
	Pharmaceutical Product Development, Inc.	12,960	459,303
	Thermo Fisher Scientific, Inc. (a)	7,060	407,503
Life Sciences Tools & Services Total			1,317,068
Pharmaceuticals — 1.6%
	Allergan, Inc.	10,980	707,880
	Shire PLC, ADR	4,310	318,854
Pharmaceuticals Total			1,026,734
HEALTH CARE TOTAL			9,304,758
INDUSTRIALS — 13.4%
Aerospace & Defense — 3.2%
	Goodrich Corp.	6,520	444,860
	L-3 Communications Holdings, Inc.	3,570	364,640
	Precision Castparts Corp.	4,624	684,259
	Rockwell Collins, Inc.	8,280	604,771
Aerospace & Defense Total			2,098,530
Air Freight & Logistics — 1.0%
	C.H. Robinson Worldwide, Inc.	7,610	413,147
	Expeditors International Washington, Inc.	5,501	260,197
Air Freight & Logistics Total			673,344
Commercial Services & Supplies — 1.5%
	Dun & Bradstreet Corp.	2,690	265,261
	Monster Worldwide, Inc. (a)	9,430	321,186
	Stericycle, Inc. (a)	7,420	424,127
Commercial Services & Supplies Total			1,010,574

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 0.8%
	Foster Wheeler Ltd. (a)	3,960	519,869
Construction & Engineering Total			519,869
Electrical Equipment — 2.8%
	AMETEK, Inc.	7,730	334,091
	General Cable Corp. (a)	6,100	409,432
	Roper Industries, Inc.	6,820	446,710
	SunPower Corp., Class A (a)	3,000	248,460
	Suntech Power Holdings Co., Ltd., ADR (a)	9,270	369,873
Electrical Equipment Total			1,808,566
Industrial Conglomerates — 1.1%
	McDermott International, Inc. (a)	13,430	726,294
Industrial Conglomerates Total			726,294
Machinery — 2.6%
	Cummins, Inc.	4,840	618,988
	Joy Global, Inc.	7,628	387,960
	Terex Corp. (a)	7,410	659,638
Machinery Total			1,666,586
Road & Rail — 0.4%
	Landstar System, Inc.	5,910	248,043
Road & Rail Total			248,043
INDUSTRIALS TOTAL			8,751,806
INFORMATION TECHNOLOGY — 21.5%
Communications Equipment — 3.6%
	Blue Coat Systems, Inc. (a)	4,170	328,429
	Comverse Technology, Inc. (a)	12,930	256,014
	Harris Corp.	6,110	353,097
	Juniper Networks, Inc. (a)	11,630	425,774
	Research In Motion Ltd. (a)	8,190	807,125
	Riverbed Technology, Inc. (a)	4,944	199,688
Communications Equipment Total			2,370,127
Computers & Peripherals — 0.4%
	Network Appliance, Inc. (a)	8,900	239,499
Computers & Peripherals Total			239,499
Electronic Equipment & Instruments — 1.2%
	Amphenol Corp., Class A	5,770	229,415
	Trimble Navigation Ltd. (a)	7,100	278,391
	Tyco Electronics Ltd.	7,540	267,142
Electronic Equipment & Instruments Total			774,948
Internet Software & Services — 1.8%
	Equinix, Inc. (a)	10,005	887,343

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — (continued)
	VeriSign, Inc. (a)	7,870	265,534
Internet Software & Services Total			1,152,877
IT Services — 2.5%
	Cognizant Technology Solutions Corp., Class A (a)	6,010	479,418
	DST Systems, Inc. (a)	3,080	264,295
	Global Payments, Inc.	6,760	298,927
	Mastercard, Inc., Class A	2,300	340,331
	Paychex, Inc.	6,270	257,070
IT Services Total			1,640,041
Semiconductors & Semiconductor Equipment — 5.5%
	Atheros Communications, Inc. (a)	9,907	296,913
	KLA-Tencor Corp.	5,600	312,368
	Lam Research Corp. (a)	11,490	611,957
	Marvell Technology Group Ltd. (a)	20,450	334,767
	MEMC Electronic Materials, Inc. (a)	12,112	712,912
	NVIDIA Corp. (a)	29,160	1,056,759
	Tessera Technologies, Inc. (a)	8,140	305,250
Semiconductors & Semiconductor Equipment Total			3,630,926
Software — 6.5%
	Activision, Inc. (a)	13,570	292,976
	Amdocs Ltd. (a)	7,120	264,793
	Autodesk, Inc. (a)	4,640	231,861
	Citrix Systems, Inc. (a)	6,615	266,717
	Concur Technologies, Inc. (a)	8,511	268,267
	Electronic Arts, Inc. (a)	7,550	422,724
	FactSet Research Systems, Inc.	10,720	734,856
	McAfee, Inc. (a)	14,270	497,595
	NAVTEQ Corp. (a)	3,770	293,947
	Salesforce.com, Inc. (a)	6,420	329,474
	THQ, Inc. (a)	11,886	296,912
	VMware, Inc., Class A (a)	3,980	338,300
Software Total			4,238,422
INFORMATION TECHNOLOGY TOTAL			14,046,840
MATERIALS — 7.3%
Chemicals — 3.3%
	Agrium, Inc.	6,700	364,346
	Albemarle Corp.	6,470	285,974

6

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Chemicals — (continued)
	Monsanto Co.	7,790	667,915
	Potash Corp. of Saskatchewan, Inc.	7,800	824,460
Chemicals Total			2,142,695
Construction Materials — 0.8%
	Vulcan Materials Co.	5,750	512,613
Construction Materials Total			512,613
Metals & Mining — 3.2%
	Allegheny Technologies, Inc.	4,886	537,215
	Carpenter Technology Corp.	1,475	191,765
	Cleveland-Cliffs, Inc.	3,660	321,970
	Freeport-McMoRan Copper & Gold, Inc.	6,875	721,119
	Lundin Mining Corp. (a)	26,790	342,644
Metals & Mining Total			2,114,713
MATERIALS TOTAL			4,770,021
TELECOMMUNICATION SERVICES — 5.1%
Wireless Telecommunication Services — 5.1%
	American Tower Corp., Class A (a)	19,240	837,710
	Leap Wireless International, Inc. (a)	5,669	461,287
	MetroPCS Communications, Inc. (a)	16,720	456,122
	Millicom International Cellular SA (a)	4,620	387,618
	NII Holdings, Inc. (a)	10,890	894,613
	Rogers Communications, Inc., Class B	6,850	311,880
Wireless Telecommunication Services Total			3,349,230
TELECOMMUNICATION SERVICES TOTAL			3,349,230
UTILITIES — 2.1%
Electric Utilities — 0.8%
	PPL Corp.	11,460	530,598
Electric Utilities Total			530,598
Gas Utilities — 0.5%
	Questar Corp.	7,050	370,336
Gas Utilities Total			370,336
Independent Power Producers & Energy Traders — 0.8%
	Constellation Energy Group, Inc.	2,880	247,075
	Mirant Corp. (a)	6,280	255,471
Independent Power Producers & Energy Traders Total			502,546
UTILITIES TOTAL			1,403,480

	Total Common Stocks (cost of $52,589,375)		63,892,534

7

		Par ($)	Value ($)
Short-Term Obligation — 0.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.810%, collateralized by a U.S. Treasury Obligation maturing 05/25/12, market value of $515,738 (repurchase proceeds $503,202)	503,000	503,000

	Total Short-Term Obligation (cost of $503,000)		503,000

	Total Investments — 98.6% (cost of $53,092,375)(b)(c)		64,395,534

	Other Assets & Liabilities, Net — 1.4%		892,547

	Net Assets — 100.0%		65,288,081

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $53,092,375.

(c)	Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$11,812,497	$(509,338)	$11,303,159

Acronym	Name

ADR	American Depositary Receipt

8

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 21, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 21, 2007